Document and Entity Information	Mar. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2023
Entity Registrant Name	Reata Pharmaceuticals, Inc.
Entity Central Index Key	0001358762
Entity Emerging Growth Company	false
Entity File Number	001-37785
Entity Tax Identification Number	11-3651945
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5320 Legacy Drive
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	972
Local Phone Number	865-2219
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A Common Stock, Par Value $0.001 Per Share
Trading Symbol	RETA
Name of each exchange on which registered	NASDAQ
Current Fiscal Year End Date	--12-31